Income Taxes (Details - Components of income) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (8,537,210)	$ (7,111,109)
Geographic Distribution, Domestic [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(8,551,252)	(6,083,667)
Geographic Distribution, Foreign [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ 14,042	$ (1,027,442)